Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 23,011	$ 24,872
Stockholders' Equity Attributable to Parent [Abstract]
Preferred Stock, No Par Value (USD per share)	$ 0	$ 0
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share (USD per share)	$ 1.25	$ 1.25
Common Stock, Shares Authorized	125,000,000	125,000,000
Common Stock, Shares, Issued	79,238,759	78,618,517
Common Stock, Shares, Outstanding	64,632,400	64,068,047
Treasury Stock, Shares	14,606,359	14,550,470